Auditor's remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Additional information [abstract]
Schedule of auditor's remuneration

	2020	2019	2018
	$m	$m	$m
Audit fees payable to PwC	92.9	85.2	86.6
Other audit fees payable	1.0	0.9	0.9
Year ended 31 Dec	93.9	86.1	87.5

Fees payable by HSBC to PwC
		2020	2019	2018
	Footnotes	$m	$m	$m
Fees for HSBC Holdings’ statutory audit	1	21.9	15.7	16.4
Fees for other services provided to HSBC		108.3	95.0	103.1
– audit of HSBC’s subsidiaries		71.0	69.5	70.2
– audit-related assurance services	2	17.2	10.0	11.4
– other assurance services	3,4	20.1	12.2	13.5
– taxation compliance services		—	1.6	1.4
– taxation advisory services		—	—	0.1
– other non-audit services	3	—	1.7	6.5
Year ended 31 Dec		130.2	110.7	119.5
1Fees payable to PwC for the statutory audit of the consolidated financial statements of HSBC and the separate financial statements of HSBC Holdings. They include amounts payable for services relating to the consolidation returns of HSBC Holdings’ subsidiaries, which are clearly identifiable as being in support of the Group audit opinion.
2Including services for assurance and other services that relate to statutory and regulatory filings, including interim reviews.
3Including permitted services relating to attestation reports on internal controls of a service organisation primarily prepared for and used by third party end user, including comfort letters.
4Includes reviews of PRA regulatory reporting returns in 2020.

Schedule of fees payable by HSBC's associated pension schemes to PwC

Fees payable by HSBC’s associated pension schemes to PwC
	2020	2019	2018
	$000	$000	$000
Audit of HSBC’s associated pension schemes	316	250	172
Year ended 31 Dec	316	250	172